Deferred Finance Costs	12 Months Ended
Dec. 31, 2011
Deferred Finance Costs
5.	Deferred Finance Costs

The following summarizes the Company’s deferred finance costs at December 31, 2011 and 2010:

	2011	2010
Gross amount	$15,952,760	$10,567,931
Accumulated amortization	(2,810,430)	(610,295)

Net	$13,142,330	$9,957,636

Amortization of deferred financing costs is reported in the interest expense line item in the consolidated statements of operations and comprehensive income.

The estimated annual amortization of the deferred finance costs for each of the five succeeding years is as follows:

2012	$2,666,299
2013	2,665,455
2014	2,391,457
2015	1,988,338
2016	1,096,355
Thereafter	2,334,426

Total	$13,142,330

During the year ended December 31, 2011, the Company wrote-off deferred financing costs of approximately $4.3 million with approximately $0.5 million of accumulated amortization associated with the Mortgage (see Footnote 7) pay down for a net recognition as loss on extinguishment of debt of $3.8 million.

During the year ended December 31, 2010, in conjunction with the Merger, Aviv Financing I refinanced its debt paying off all existing mortgages on September 17, 2010. As a result of the debt refinancing, the Company wrote-off deferred financing costs of approximately $3.6 million with approximately $2.4 million of accumulated amortization associated with the old debt for a net recognition as loss on extinguishment of debt of approximately $1.2 million.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Deferred Finance Costs

5. Deferred Finance Costs

The following summarizes the Partnership’s deferred finance costs at December 31, 2011 and 2010:

	2011	2010
Gross amount	$15,952,760	$10,567,931
Accumulated amortization	(2,810,430)	(610,295)

Net	$13,142,330	$9,957,636

Amortization of deferred financing costs is reported in the interest expense line item in the consolidated statements of operations and comprehensive income.

The estimated annual amortization of the deferred finance costs for each of the five succeeding years is as follows:

2012	$2,666,299
2013	2,665,455
2014	2,391,457
2015	1,988,338
2016	1,096,355
Thereafter	2,334,426

Total	$13,142,330

During the year ended December 31, 2011, the Partnership wrote-off deferred financing costs of approximately $4.3 million with approximately $0.5 million of accumulated amortization associated with the Mortgage (see Footnote 7) pay down for a net recognition as loss on extinguishment of debt of $3.8 million.

During the year ended December 31, 2010, in conjunction with the Merger, Aviv Financing I refinanced its debt paying off all existing mortgages on September 17, 2010. As a result of the debt refinancing, the Partnership wrote-off deferred financing costs of approximately $3.6 million with approximately $2.4 million of accumulated amortization associated with the old debt for a net recognition as a loss on extinguishment of debt of approximately $1.2 million.